DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		12/31/2012
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	February 12, 2012
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500      812    32300 SH       Sole                                      32300
3M Company                     COM              88579Y101      593     6388 SH       Sole                                       6388
A T & T Corp                   COM              00206R102    18306   543037 SH       Sole                                     543037
Abbott Laboratories            COM              002824100    10192   155601 SH       Sole                                     155601
Alexco Resource Corp           COM              01535P106      224    62800 SH       Sole                                      62800
Allied Nevada Gold Corp        COM              019344100    15033   498935 SH       Sole                                     498935
American Electric Power Inc    COM              025537101     8425   197408 SH       Sole                                     197408
Amerigas Partners Inc          COM              030975106     7510   193849 SH       Sole                                     193849
Anadarko Petroleum Corp        COM              032511107    28102   378171 SH       Sole                                     378171
Ashland Inc                    COM              044209104    13511   168030 SH       Sole                                     168030
BCE Inc                        COM              05534B760    12776   297538 SH       Sole                                     297538
Bristol Myers Squibb Co        COM              110122108    18010   552621 SH       Sole                                     552621
Canadian National Railroad     COM              136375102      980    10766 SH       Sole                                      10766
CBS Corp Class B               COM              124857202    13845   363866 SH       Sole                                     363866
Chevron Texaco Corp            COM              166764100     2920    26999 SH       Sole                                      26999
Colgate-Palmolive Co           COM              194162103     3487    33353 SH       Sole                                      33353
Con Edison Co Of NY            COM              209115104     5289    95220 SH       Sole                                      95220
Deere & Co                     COM              244199105     9751   112831 SH       Sole                                     112831
Devon Energy Corp              COM              25179M103     6535   125584 SH       Sole                                     125584
Diageo Corp                    COM              25243Q205     1799    15429 SH       Sole                                      15429
Digital Globe Inc              COM              25389M877    15825   647514 SH       Sole                                     647514
Dish Network                   COM              25470M109     6759   185686 SH       Sole                                     185686
Duke Energy Corp               COM              26441c204    11848   185710 SH       Sole                                     185710
Eaton Corp                     COM              G29183103    14932   275601 SH       Sole                                     275601
Energy Transfer Part LP        COM              29273r109     2636    61400 SH       Sole                                      61400
Enterprise Products Partners L COM              293792107    28064   560391 SH       Sole                                     560391
Equinix Inc                    COM              29444u502      257     1247 SH       Sole                                       1247
Exxon Mobil Corp               COM              30231G102     1519    17549 SH       Sole                                      17549
Freeport McMoran Copper & Gold COM              35671D857     5217   152535 SH       Sole                                     152535
General Electric Co            COM              369604103    18290   871382 SH       Sole                                     871382
General Mills Inc              COM              370334104     4110   101688 SH       Sole                                     101688
H J Heinz Co                   COM              423074103     8914   154542 SH       Sole                                     154542
Hess Corp                      COM              42809H107    11931   225289 SH       Sole                                     225289
Integrys Energy Group Inc      COM              45822p105      665    12730 SH       Sole                                      12730
Interxion Holding N V          COM              N47279109     8063   339342 SH       Sole                                     339342
Intl Business Machines Corp    COM              459200101     1535     8013 SH       Sole                                       8013
ITT Industries Inc             COM              450911201     6984   297693 SH       Sole                                     297693
Johnson & Johnson              COM              478160104     3762    53668 SH       Sole                                      53668
Kinder Morgan Energy Partners  COM              494550106     3843    48160 SH       Sole                                      48160
Kinder Morgan Inc              COM              49456B101    17801   503863 SH       Sole                                     503863
Kraft Foods Group              COM              50076Q106      587    12917 SH       Sole                                      12917
Linnco LLC                     COM              535782106      656    18150 SH       Sole                                      18150
Marathon Pete Corp             COM              56585A102      819    13000 SH       Sole                                      13000
Merck & Co Inc                 COM              58933y105     6108   149204 SH       Sole                                     149204
Mondelez Intl Inc              COM              609207105      987    38782 SH       Sole                                      38782
New Gold Inc                   COM              644535106    25033  2269521 SH       Sole                                    2269521
Newmont Mining Corp            COM              651639106     5668   122059 SH       Sole                                     122059
Norfolk & Southern Corp        COM              655844108     5815    94039 SH       Sole                                      94039
Northrop Grumman Corp          COM              666807102     5373    79500 SH       Sole                                      79500
Novartis AG-Sponsored ADR      COM              66987V109     6143    97044 SH       Sole                                      97044
Occidental Petroleum Corp      COM              674599105     2017    26326 SH       Sole                                      26326
Pepsico Inc                    COM              713448108     4483    65518 SH       Sole                                      65518
Phillips 66                    COM              718546104    27884   525118 SH       Sole                                     525118
South Jersey Industries        COM              838518108      398     7900 SH       Sole                                       7900
Southern Co                    COM              842587107     4977   116250 SH       Sole                                     116250
Spectra Energy Corp            COM              847560109      269     9840 SH       Sole                                       9840
Street Tracks Gold Trust       COM              78463v107     2400    14814 SH       Sole                                      14814
Target Corporation             COM              87612E106    11716   198006 SH       Sole                                     198006
Teekay Offshore Partners L.P.  COM              y8565j101     5056   194388 SH       Sole                                     194388
Union Pacific Corp             COM              907818108     4490    35714 SH       Sole                                      35714
United Technologies            COM              913017109      406     4945 SH       Sole                                       4945
Veris Gold Corp                COM              92346R100     1322   760050 SH       Sole                                     760050
Vistaprint Limited             COM              N93540107     8925   271619 SH       Sole                                     271619
Weingarten Realty SBI          COM              948741103      927    34625 SH       Sole                                      34625
Xcel Energy Inc                COM              98389B100     3705   138702 SH       Sole                                     138702